Additional Information - Financial Information of Parent Company (Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (245,559,453)	$ 14,010,646	$ (962,477,542)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss (Gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	0	0
Impairment loss of long-lived assets	17,691,318	8,442,050	138,294,783
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	2,416,772	4,038,189	3,844,324
Litigation settlement, non-cash portion	0	0	239,637,431
Change in the fair value of commitment to issue shares and warrants	0	29,815,453	30,100,793
Forgiveness of Payables	(19,011,413)	0	0
Allowance for doubtful accounts	551,059	1,076,767	111,584,756
Other non-cash expense	556,071	711,469	0
Changes in operating assets and liabilities:
Accounts receivable, net	36,368,548	(2,402,228)	(95,382,736)
Prepaid expense and other current assets	(11,132,693)	(46,335,851)	28,920,815
Accounts payable	(13,092,859)	34,205,945	35,788,601
Other long-term liabilities	66,546,667	37,109,116	21,679,690
Income tax payable	(1,829,256)	1,834,118	(493,433)
Net Cash Provided by (Used in) Operating Activities	398,352,614	694,612,689	283,566,143
Investing activities:
Purchase of plant and equipment	(950,558,633)	(491,538,600)	(217,269,234)
Proceeds from sell of plant and equipment and other Asset	4,421,061	6,375,042	3,715,641
Purchase of intangible assets	(31,184,700)	(21,681,441)	(59,096,987)
Purchase of short-term investments	(40,350,344)	(25,812,871)	(49,974,860)
Proceeds from Sale of Short-term Investments	43,192,561	23,400,000	69,903,150
Change in restricted cash	84,315,961	(110,912,506)	(14,105,371)
Net cash used in investing activities	(922,625,894)	(583,713,123)	(211,497,723)
Financing activities:
Proceeds from short-term borrowings	1,251,371,100	716,676,446	726,897,421
Repayment of short-term borrowings	(1,015,999,276)	(631,485,230)	(641,291,131)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	0	199,122,212	0
Proceeds from issuance of preferred shares	308,297,502	0	0
Net cash (used in) provided by financing activities	268,854,825	(37,851,125)	(78,902,019)
Effect of exchange rate changes	1,225,601	(702,623)	66,544
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(254,192,854)	72,345,818	(6,767,055)
CASH AND CASH EQUIVALENTS, beginning of year	515,808,332	443,462,514	450,229,569
CASH AND CASH EQUIVALENTS, end of year	261,615,478	515,808,332	443,462,514
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	(118,736,645)	(342,373,019)	(105,618,026)
Parent Company [Member]
Operating activities:
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposal of plant and equipment	412,231	0	0
Loss (profit) from investment in subsidiaries	232,973,977	(93,842,551)	738,996,294
Loss (Gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	0	0
Depreciation and amortization	24,955,467	23,474,623	34,357,584
Impairment loss of long-lived assets	0	0	5,630,237
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	2,232,443	3,840,668	2,557,329
Litigation settlement, non-cash portion	0	0	9,211,849
Change in the fair value of commitment to issue shares and warrants	0	29,815,452	30,100,793
Forgiveness of Payables	(17,565,487)	0	0
Allowance for doubtful accounts	(2,560)	630	30,911,015
Other non-cash expense	0	516,910	0
Changes in operating assets and liabilities:
Accounts receivable, net	443,031	(150,028)	(32,671)
Amount due from subsidiaries	51,874,629	134,189,896	(194,240,814)
Prepaid expense and other current assets	(771,087)	1,236,370	(2,669,420)
Accounts payable	(7,887,375)	6,636,844	(232,240)
Amount due to subsidiaries	11,656,136	110,182,143	16,004,466
Accrued expenses and other current liabilities	1,224,075	(40,072,877)	(11,978,670)
Other long-term liabilities	(9,646,000)	(11,324,000)	20,970,000
Change in liabilities relating to litigation settlement	0	0	212,167,381
Income tax payable	(1,830,765)	1,868,371	(474,983)
Net Cash Provided by (Used in) Operating Activities	25,004,697	187,982,651	(60,331,812)
Investing activities:
Purchase of plant and equipment	(1,919,922)	(3,778,983)	(19,507,536)
Proceeds from sell of plant and equipment and other Asset	0	0	64,899,316
Purchase of intangible assets	(5,405,800)	(14,716,700)	(41,728,828)
Purchase of short-term investments	(19,007,734)	(2,453,951)	0
Proceeds from Sale of Short-term Investments	21,461,685	0	0
Purchase of equity investment	(1,000,000)	0	0
Investment in subsidiaries	(451,086,556)	(179,000,125)	(11,980,551)
Change in restricted cash	0	5,002,008	(12,502,008)
Net cash used in investing activities	(456,958,327)	(194,947,751)	(20,819,607)
Financing activities:
Proceeds from short-term borrowings	227,209,647	104,270,000	80,464,986
Repayment of short-term borrowings	(127,652,977)	(141,218,700)	(115,304,059)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	0	199,122,212	0
Proceeds from issuance of preferred shares	308,297,502	0	0
Net cash (used in) provided by financing activities	381,379,179	84,391,190	(49,624,047)
Effect of exchange rate changes	1,303,895	(629,906)	52,960
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(49,270,556)	76,796,184	(130,722,506)
CASH AND CASH EQUIVALENTS, beginning of year	110,180,720	33,384,536	164,107,042
CASH AND CASH EQUIVALENTS, end of year	60,910,164	110,180,720	33,384,536
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	$ (20,500)	$ (328,168)	$ (1,587,984)